Description of Organization and Business Operations (FY) (Details) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 27, 2018	Nov. 20, 2018	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Business Operations [Abstract]
Gross proceeds from issuance of warrants				$ 5,910,416	$ 0
Securities held in Trus Account			$ 152,790,533	221,060,045	225,433,349
Offering costs			12,628,266		12,628,266
Underwriting fees			4,410,416		4,410,416
Deferred underwriting fees			7,718,227	7,718,227	7,718,227
Other costs			499,623		499,623
Cash remained outside of trust account			118,170	$ 886,279	520,422
Maximum [Member]
Business Operations [Abstract]
Interest to pay dissolution expenses			$ 100,000		$ 100,000
Placement Warrant [Member]
Business Operations [Abstract]
Unit price (in dollars per share)	$ 1.00	$ 1.00
Warrants issued (in shares)	410,416	5,500,000
Gross proceeds from issuance of warrants	$ 410,416	$ 5,500,000
Initial Public Offering [Member]
Business Operations [Abstract]
Units issued (in shares)	22,052,077	20,000,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Gross proceeds from initial public offering		$ 200,000,000
Securities held in Trus Account		$ 200,000,000
Over-Allotment Option [Member]
Business Operations [Abstract]
Units issued (in shares)	2,052,077
Unit price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 20,520,770
Securities held in Trus Account	$ 20,520,770
Common stock subject to possible forfeiture (in shares)	236,981
Offering costs	$ 410,416
Forward Purchase Units [Member]
Business Operations [Abstract]
Unit price (in dollars per share)			$ 10.00		$ 10.00
Contingent number of units authorized (in shares)			5,000,000		5,000,000
Aggregate value of units available for sale			$ 50,000,000		$ 50,000,000